Equity Plans -Additional Information (Detail) - Rigetti Computing, Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
weighted-average grant date fair value of options granted		$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 4,668	$ 700
Amount of cost not yet recognized for nonvested award	$ 2,100
Weighted-average period over which cost not yet recognized	1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0
Stock-based compensation expense	$ 11,481	597
Restricted Stock Units RSU
Amount of cost not yet recognized for nonvested award	$ 31,100
Weighted-average period over which cost not yet recognized	1 year 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 3,400	0
Stock-based compensation expense	$ 11,200	$ 0
Two thousand Thirteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	18,332,215